UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062

Nicholas Equity Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2012

Date of Reporting Period: 12/31/2011

Item 1. Schedule of Investments.

	NICHOLAS EQUITY INCOME FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF December 31, 2011
		VALUE
		-------------
COMMON STOCKS -- 85.90%
	Consumer Discretionary - Durables &
	Apparel -- 6.41%
125,000	CSS Industries, Inc.	$ 2,490,000
205,000	Leggett & Platt, Incorporated	4,723,200
135,000	Mattel, Inc.	3,747,600
		------------
		10,960,800
		------------
	Consumer Discretionary - Media -- 0.38%
20,000	Meredith Corporation	653,000
		------------
	Consumer Discretionary - Services -- 2.00%
75,000	Darden Restaurants, Inc.	3,418,500
		------------
	Consumer Staples - Food & Staples
	Retailing -- 2.22%
115,000	Walgreen Co.	3,801,900
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 6.28%
135,000	Altria Group, Inc.	4,002,750
67,000	Philip Morris International Inc.	5,258,160
172,115	Rocky Mountain Chocolate Factory, Inc.	1,469,862
		------------
		10,730,772
		------------
	Energy -- 8.52%
180,000	Dorchester Minerals, L.P.	4,078,800
170,000	Inergy, L.P.	4,151,400
240,000	PAA Natural Gas Storage, L.P.	4,500,000
25,000	Plains All American Pipeline, L.P.	1,836,250
		------------
		14,566,450
		------------
	Financials - Diversified -- 5.21%
280,000	Federated Investors, Inc. - Class B	4,242,000
113,800	W.P. Carey & Co. LLC	4,658,972
		------------
		8,900,972
		------------
	Financials - Insurance -- 5.29%
96,528	Mercury General Corporation	4,403,607
500,000	Old Republic International Corporation	4,635,000
		------------
		9,038,607
		------------
	Financials - Real Estate -- 8.36%
390,000	Cohen & Steers Quality Income Realty
	Fund, Inc.	3,303,300
60,000	Digital Realty Trust, Inc.	4,000,200
320,000	Monmouth Real Estate Investment
	Corporation - Class A	2,928,000
210,000	Sabra Health Care REIT, Inc.	2,538,900
160,000	Summit Hotel Properties, Inc.	1,510,400
		------------
		14,280,800
		------------
	Health Care - Equipment & Services -- 3.31%
75,000	Assisted Living Concepts, Inc. - Class A	1,116,750
130,000	Meridian Bioscience, Inc.	2,449,200
50,000	National HealthCare Corporation	2,095,000
		------------
		5,660,950
		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 6.39%
53,000	Abbott Laboratories	2,980,190
65,000	Novartis AG	3,716,050
195,000	Pfizer Inc.	4,219,800
		------------
		10,916,040
		------------
	Industrials - Capital Goods -- 5.97%
206,100	Douglas Dynamics, Inc.	3,013,182
36,300	National Presto Industries, Inc.	3,397,680
75,000	Snap-on Incorporated	3,796,500
		------------
		10,207,362
		------------
	Industrials - Commercial & Professional
	Services -- 4.46%
196,770	Healthcare Services Group, Inc.	3,480,861
150,000	Republic Services, Inc.	4,132,500
		------------
		7,613,361
		------------
	Industrials - Transportation -- 2.49%
80,000	Ryder System, Inc.	4,251,200
		------------

	Information Technology - Hardware &
	Equipment -- 2.03%
175,000	Molex Incorporated - Class A	$ 3,461,500
		------------
	Information Technology - Semiconductors &
	Semiconductor Equipment -- 2.79%
130,000	Microchip Technology Incorporated	4,761,900
		------------
	Information Technology - Software &
	Services -- 3.09%
48,066	Computer Services, Inc.	1,369,881
130,000	Paychex, Inc.	3,914,300
		------------
		5,284,181
		------------
	Materials -- 3.81%
57,300	Greif, Inc. - Class B	2,581,365
160,000	RPM International, Inc.	3,928,000
		------------
		6,509,365
		------------
	Telecommunication Services -- 4.29%
140,000	AT&T Inc.	4,233,600
600,000	Frontier Communications Corporation	3,090,000
		------------
		7,323,600
		------------
	Utilities -- 2.60%
82,000	Integrys Energy Group, Inc.	4,442,760
		------------
	TOTAL COMMON STOCKS
	(cost $136,752,156)	146,784,020
		------------
PREFERRED STOCKS -- 1.45%
	Financials - Banks -- 0.59%
40,000	ASBC Capital I Trust Preferred 7.625%,
	06/15/32, Callable, Cumulative	1,013,600
		------------
	Financials - Real Estate -- 0.86%
57,800	BioMed Realty Trust, Inc. 7.375% Series A
	Cumulative Redeemable	1,469,854
		------------
	TOTAL PREFERRED STOCKS
	(cost $2,421,043)	2,483,454
		------------
CONVERTIBLE PREFERRED STOCKS -- 1.91%
	Financials - Diversified -- 1.46%
3,194	Bank of America Corporation 7.25%
	Non-Cumulative Convertible Preferred Stock
	Series L	2,503,298
		------------
	Health Care - Equipment & Services -- 0.45%
56,100	National HealthCare Corporation Series A	771,375
		------------
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(cost $3,803,286)	3,274,673
		------------
SHORT-TERM INVESTMENTS -- 8.04%
	Commercial Paper - 7.17%
$ 750,000	Marriott International, Inc. 01/03/12, 0.50%	750,000
1,500,000	Verizon Communications Inc. 01/03/12, 0.24%	1,500,000
1,000,000	Citigroup Funding Inc. 01/04/12, 0.27%	999,992
1,000,000	Verizon Communications Inc. 01/04/12, 0.37%	999,990
1,000,000	Bacardi U.S.A., Inc. 01/05/12, 0.45%	999,975
425,000	Marriott International, Inc. 01/05/12, 0.50%	424,988
1,325,000	Aetna Inc. 01/06/12, 0.38%	1,324,958
1,500,000	Hitachi America Capital Ltd. 01/09/12, 0.50%	1,499,875
1,300,000	Covidien International Finance S.A. 01/10/12,
	0.21%	1,299,947
950,000	Devon Energy Corporation 01/12/12, 0.33%	949,922
500,000	VW Credit, Inc. 01/23/12, 0.40%	499,889
1,000,000	Hitachi Capital America Corp. 01/30/12, 0.45%	999,662
		------------
		12,249,198
		------------
	Variable Rate Security - 0.87%
1,485,035	American Family Financial Services, Inc.(1)
	01/03/2012, 0.10%	1,485,035
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $13,734,233)	13,734,233
		------------
	TOTAL INVESTMENTS
	(cost $156,710,718) - 97.30%	166,276,380
		------------

	ASSETS, NET OF OTHER LIABILITIES - 2.70%	4,607,962
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$170,884,342
		------------
		------------

% OF NET ASSETS

(1) Subject to a demand feature as defined by the Securities and Exchange Commission.

As of December 31, 2011, investment cost for federal tax purposes was $157,040,323 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$ 19,239,038
Unrealized depreciation	(10,002,981)
------------
Net unrealized appreciation	$ 9,236,057
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$146,784,020
Preferred Stocks(1)	2,483,454
Convertible Preferred Stocks(1)	771,375
Level 2 -
Convertible Preferred Stocks(1)	2,503,298
Commercial Paper	12,249,198
Variable Rate Security	1,485,035
Level 3 -
None	-
------------
Total	$166,276,380
------------
------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 02/07/2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 02/07/2012

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 02/07/2012